Note Regulatory capital requirements (Corporation's risk-based capital and leverage ratios) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Corporate
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	$ 4,869,215	$ 4,692,409
Capital to Risk Weighted Assets	19.48%	18.78%
Capital Required for Capital Adequacy		$ 1,998,971
Capital Required for Capital Adequacy to Risk Weighted Assets		8.00%
Common Equity Tier 1 Based Capital Amount	$ 4,121,208	$ 4,049,576
Common Equity Tier 1 Based Capital Ratio	16.48%	16.21%
Common Equity Tier 1 Based Capital Minimum Requirement		$ 1,124,421
Common Equity Tier 1 Based Capital Minimum Requirement Ratio		4.50%
Tier One Risk Based Capital	$ 4,121,208	$ 4,049,576
Tier One Risk Based Capital to Risk Weighted Assets	16.48%	16.21%
Tier One Risk Based Capital Required for Capital Adequacy		$ 1,499,229
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets		6.00%
Tier One Leverage Capital	$ 4,121,208	$ 4,049,576
Tier One Leverage Capital to Average Assets	10.91%	11.82%
Tier One Leverage Capital Required for Capital Adequacy		$ 1,370,145
Tier One Leverage Capital Required for Capital Adequacy to Average Assets		4.00%
Corporate | Capital Adequacy Minimum Requirement Plus Capital Conservation Buffer/Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required for Capital Adequacy	$ 2,156,365
Capital Required for Capital Adequacy to Risk Weighted Assets	8.625%
Common Equity Tier 1 Based Capital Minimum Requirement	$ 1,281,318
Common Equity Tier 1 Based Capital Minimum Requirement Ratio	5.125%
Tier One Risk Based Capital Required for Capital Adequacy	$ 1,656,338
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	6.625%
Tier One Leverage Capital Required for Capital Adequacy	$ 1,511,403
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%
Banco Popular de Puerto Rico
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	$ 3,678,619	$ 3,591,547
Capital to Risk Weighted Assets	19.53%	18.27%
Capital Required for Capital Adequacy		$ 1,572,988
Capital Required for Capital Adequacy to Risk Weighted Assets		8.00%
Common Equity Tier 1 Based Capital Amount	$ 3,436,615	$ 3,339,165
Common Equity Tier 1 Based Capital Ratio	18.24%	16.98%
Common Equity Tier 1 Based Capital Minimum Requirement		$ 884,806
Common Equity Tier 1 Based Capital Minimum Requirement Ratio		4.50%
Tier One Risk Based Capital	$ 3,436,615	$ 3,339,165
Tier One Risk Based Capital to Risk Weighted Assets	18.24%	16.98%
Tier One Risk Based Capital Required for Capital Adequacy		$ 1,179,741
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets		6.00%
Tier One Leverage Capital	$ 3,436,615	$ 3,339,165
Tier One Leverage Capital to Average Assets	11.53%	12.21%
Tier One Leverage Capital Required for Capital Adequacy		$ 1,094,291
Tier One Leverage Capital Required for Capital Adequacy to Average Assets		4.00%
Banco Popular de Puerto Rico | Capital Adequacy Minimum Requirement Plus Capital Conservation Buffer/Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required for Capital Adequacy	$ 1,624,727
Capital Required for Capital Adequacy to Risk Weighted Assets	8.625%
Common Equity Tier 1 Based Capital Minimum Requirement	$ 965,417
Common Equity Tier 1 Based Capital Minimum Requirement Ratio	5.125%
Tier One Risk Based Capital Required for Capital Adequacy	$ 1,247,979
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	6.625%
Tier One Leverage Capital Required for Capital Adequacy	$ 1,191,783
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%
Banco Popular North America
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	$ 1,040,234	$ 945,132
Capital to Risk Weighted Assets	17.91%	19.02%
Capital Required for Capital Adequacy		$ 397,519
Capital Required for Capital Adequacy to Risk Weighted Assets		8.00%
Common Equity Tier 1 Based Capital Amount	$ 997,094	$ 908,722
Common Equity Tier 1 Based Capital Ratio	17.16%	18.29%
Common Equity Tier 1 Based Capital Minimum Requirement		$ 223,604
Common Equity Tier 1 Based Capital Minimum Requirement Ratio		4.50%
Tier One Risk Based Capital	$ 997,094	$ 908,722
Tier One Risk Based Capital to Risk Weighted Assets	17.16%	18.29%
Tier One Risk Based Capital Required for Capital Adequacy		$ 298,139
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets		6.00%
Tier One Leverage Capital	$ 997,094	$ 908,722
Tier One Leverage Capital to Average Assets	13.02%	13.74%
Tier One Leverage Capital Required for Capital Adequacy		$ 264,547
Tier One Leverage Capital Required for Capital Adequacy to Average Assets		4.00%
Banco Popular North America | Capital Adequacy Minimum Requirement Plus Capital Conservation Buffer/Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required for Capital Adequacy	$ 501,075
Capital Required for Capital Adequacy to Risk Weighted Assets	8.625%
Common Equity Tier 1 Based Capital Minimum Requirement	$ 297,740
Common Equity Tier 1 Based Capital Minimum Requirement Ratio	5.125%
Tier One Risk Based Capital Required for Capital Adequacy	$ 384,883
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	6.625%
Tier One Leverage Capital Required for Capital Adequacy	$ 306,375
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%